CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 146,533	¥ 160,397	¥ 219,367
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	122,468	46,821	(45,000)
Deferred income taxes	(946)	(1,287)	591
Total	121,522	45,534	(44,409)
Defined benefit pension plans:
Pension liability adjustment	(404)	20,720	7,843
Deferred income taxes	78	(1,626)	693
Total	(326)	19,094	8,536
Own credit adjustments:
Own credit adjustments	60,777	(91,666)	48,295
Deferred income taxes	(12,930)	15,943	(9,779)
Total	47,847	(75,723)	38,516
Total other comprehensive income (loss)	169,043	(11,095)	2,643
Comprehensive income	315,576	149,302	222,010
Less: Comprehensive income attributable to noncontrolling interests	6,463	8,225	2,067
Comprehensive income attributable to NHI shareholders	¥ 309,113	¥ 141,077	¥ 219,943